Voya Series Fund, Inc.
Voya Capital Allocation Fund, Voya Corporate Leaders 100 Fund, Voya Large Cap Growth Fund,
Voya Mid Cap Value Advantage Fund, and Voya Small Company Fund (each a “Fund” and collectively the “Funds”)
Supplement dated May 15, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:
Voya Capital Allocation Fund
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	O	W
Management Fees[3]	%	0.27	0.27	0.27	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.25	0.25	0.25	0.15	0.25	0.25
Acquired Fund Fees and Expenses	%	0.77	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses[4]	%	1.54	2.29	2.29	1.19	1.54	1.29
Waivers and Reimbursements[5]	%	(0.39)	(0.39)	(0.39)	(0.29)	(0.39)	(0.39)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.15	1.90	1.90	0.90	1.15	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 1.90%, 0.90%, 1.15%, and 0.90% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Corporate Leaders 100 Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I
Management Fees[2]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.22	0.22	0.22	0.08
Total Annual Fund Operating Expenses	%	0.97	1.72	1.72	0.58
Waivers and Reimbursements[3]	%	(0.16)	(0.07)	(0.32)	(0.09)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.81	1.65	1.40	0.49

Class		O	R	W
Management Fees[2]	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.22	0.22	0.22

Class		O	R	W
Total Annual Fund Operating Expenses	%	0.97	1.22	0.72
Waivers and Reimbursements[3]	%	(0.07)	(0.07)	(0.16)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	1.15	0.56
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I and Class W shares, respectively, through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares through October 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fees[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	(0.09)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.48%
1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.65% through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.48% through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Large Cap Growth Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	W
Management Fees[2]	%	0.80	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.18	0.18	0.14	0.18	0.18
Total Annual Fund Operating Expenses	%	1.23	1.98	0.94	1.48	0.98
Waivers and Reimbursements[3]	%	(0.08)	(0.08)	(0.09)	(0.08)	(0.08)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.15	1.90	0.85	1.40	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40%, and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.85% for Class I shares through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fees[1]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.94%
Waivers and Reimbursements[2]	(0.14)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%
1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.80% through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Mid Cap Value Advantage Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I
Management Fees[2]	%	0.55	0.55	0.55	0.55
Distribution and/or Services (12b-1) Fees	%	0.25	1.00	0.75	None
Other Expenses	%	0.21	0.21	0.21	0.12
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.02	1.77	1.52	0.68
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.02)	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.00	1.75	1.50	0.68

Class		O	R	W
Management Fees[2]	%	0.55	0.55	0.55
Distribution and/or Services(12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.21	0.21	0.21
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.02	1.27	0.77
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.00	1.25	0.75
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.45% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25%, and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, though October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Small Company Fund
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	O	W
Management Fees[3]	%	0.92	0.92	0.92	0.92	0.92	0.92
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.20	0.20	0.20	0.24	0.20	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.38	2.13	2.13	1.17	1.38	1.13
Waivers and Reimbursements[5]	%	(0.02)	(0.02)	(0.02)	(0.12)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.05	1.36	1.11
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 0.82% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, and 1.25% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2015. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.04%, 1.35%, and 1.10% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Fund’s board.

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fees[2]	0.92%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[3]	1.02%
Waivers and Reimbursements[4]	(0.02)%
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.00%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.82% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.04% through October 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Funds – The Investment Adviser” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	The first paragraph of the section entitled “Management of the Fund – Management Fee” of Voya Capital Allocation Fund’s Prospectus is deleted and replaced with the following:
The Adviser receives annual fees for its advisory services to the Fund payable in monthly installments based on 0.18% of the average daily net assets of the Fund for assets invested in Underlying Funds in the Voya family of funds and based on: 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% over $2 billion of average daily net assets of the Fund for assets held in direct investments.
4	The sub-section entitled “Management of the Funds - Management Fees” of each Fund’s Prospectus(es) are revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
5	The sub-section entitled “Management of the Funds - The Administrator” of each Fund’s Prospectus(es) is deleted in its entirety.
6	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of each Fund’s Prospectus(es) is deleted and replaced with the following:
All Funds except Voya Capital Allocation Fund
Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Funds' Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Funds. There is no assurance that the Funds' Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
Voya Capital Allocation Fund
Shareholders may invest in the Fund and Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund’s Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SERIES FUND, INC. (“REGISTRANT”)

Voya Corporate Leaders 100 Fund

Voya Large Cap Growth Fund

Voya Mid Cap Value Advantage Fund

Voya Small Company Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current Statement of Additional Information (“SAI”)

At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Funds’ SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Funds’ SAI is deleted.

2.	All references to the Funds’ “administrator” in the section entitled “Disclosure of the Funds’ Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Funds’ “Administrator” in the section entitled “Code of Ethics” of the Funds’ SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Funds’ SAI is deleted in its entirety and replaced with the following:

ADVISER

The investment adviser for each Fund is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio subject to delegation of certain responsibilities to another investment adviser (the “Sub-Adviser”). Voya Investment Management Co. LLC (“Voya IM”) serves as Sub-Adviser to the Funds. The Adviser and Voya IM are indirect, wholly-owned subsidiaries of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial, Inc. are located at 230 Park Avenue, New York, New York 10169. The Adviser’s principal executive offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

1

The Adviser serves pursuant to an investment management agreement (“Investment Management Agreement”) between Voya Investments and the Company, on behalf of the Funds. The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds. Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) the Adviser has delegated certain management responsibilities to the Sub-Adviser for the Funds. The Adviser oversees the investment management of the Sub-Adviser.

The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Funds and to furnish advice and recommendations with respect to investment of each Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.

The Investment Management Agreement provides that the Adviser is not subject to liability to the Funds for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

After an initial term of two (2) years, the Investment Management Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of a Fund’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Voya Investments. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section (2) (a)(4) of the 1940 Act).

Approval of the Investment Management Agreement

For information regarding the basis of the Board’s 2014 approval of the investment advisory relationship for each Fund, please refer to the Funds’ unaudited semi-annual shareholder report dated November 30, 2014. For information regarding the basis for the Board’s approval of the amended and restated investment management agreement, please refer to the Funds’ annual shareholder report to be dated May 31, 2015.

2

Management Fees

The Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser.

At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.

As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”

Fund	Annual Management Fee Effective May 1, 2015
Corporate Leaders 100	0.500% on the first $500 million of the Fund’s average daily net assets.
0.450% on the next $500 million of the Fund’s average daily net assets; and
0.400% of the Fund’s average daily net assets in excess of $1 billion.
Large Cap Growth	0.80% on the Fund’s average daily net assets.
Mid Cap Value Advantage	0.550% on the first $500 million of the Fund’s average daily net assets;
0.525% on the next $250 million of the Fund’s average daily net assets;
0.500% on the next $1.25 billion of the Fund’s average daily net assets; and
0.475% of the Fund’s average daily net assets in excess of $2 billion.
Small Company	0.950% on the first $250 million of the Fund’s average daily net assets;
0.900% on the next $250 million of the Fund’s average daily net assets;
0.875% on the next $250 million of the Fund’s average daily net assets;
0.850% on the next $1.25 billion of the Fund’s average daily net assets; and
0.825% of the Fund’s average daily net assets in excess of $2 billion.

Management Fee Waivers

The Adviser is contractually obligated to waive 0.02% of the management fee Voya Small Company Fund through January 1, 2017. Termination or modification of this obligation requires approval by the Board.

3

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement with the Funds pursuant to which the Adviser has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Funds which excludes interest, taxes, investment-related costs, leverage expenses, acquired fund fees and expenses, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed:

Fund	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Corporate Leaders 100 (1)	0.90%	1.65%	1.45%	0.65%	0.90%	1.15%	0.65%	0.65%
Large Cap Growth (2)	1.15%	N/A	1.90%	0.90%	N/A	1.40%	0.80%	0.90%
Mid Cap Value Advantage (3)	1.00%	1.75%	1.50%	0.75%	1.00%	1.25%	N/A	0.75%
Small Company (4)	1.50%	2.25%	2.25%	1.25%	1.50%	N/A	1.04%	1.25%

(1)	Pursuant to a side agreement, the Adviser has agreed to further limit expenses to 0.81%, 0.49%, 0.48%, and 0.56% for Class A, Class I, Class R6, and Class W shares of Voya Corporate Leaders 100 Fund through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
(2)	Pursuant to a side agreement, the Adviser has agreed to further limit expenses to 0.85% for Class I shares of Voya Large Cap Growth Fund through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
(3)	Pursuant to a side agreement, the Adviser has agreed to further limit expenses to 0.99%, 1.74%. 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
(4)	Pursuant to a side agreement, the Adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.04%, 1.35%, 1.04%, and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R6, and Class W shares, respectively, through October 1, 2016.The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.

Each Fund may at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, a Fund’s expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The Expense Limitation Agreement provides that the expense limitations shall continue until October 1, 2015. The expense limitations are contractual and, after the initial term, will renew automatically for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Board of Directors or (ii) the Investment Management Agreement has been terminated. The Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon written notice to Voya Investments at its principal place of business within ninety (90) days of the end of the then-current term for the Fund. These obligations are subject to possible recoupment by the adviser within three years.

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Total Management Fees Paid by each Fund

During the past three fiscal years, each Fund paid the following investment management fees to its Adviser or its affiliates. Voya Large Cap Growth Fund commenced operations on March 1, 2012. The amount shown for 2012 reflects the period from commencement of operations through the end of the relevant fiscal period.

	May 31
Fund	2014	2013	2012
Corporate Leaders 100
Management Fee (Prior to May 1, 2015)	$1,928,574	$1,239,925	$42,961
Administrative Services Fee (Prior to May 1, 2015)	$483,780	$309,978	$10,740
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Large Cap Growth
Management Fee (Prior to May 1, 2015)	$709,894	$359,328	$55,550
Administrative Services Fee (Prior to May 1, 2015)	$101,412	$51,332	$7,936
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Mid Cap Value Advantage
Management Fee (Prior to May 1, 2015)	$860,038	$746,708	$542,288
Administrative Services Fee (Prior to May 1, 2015)	$191,117	$162,695	$96,407
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Small Company
Management Fee (Prior to May 1, 2015)	$4,335,081	$3,359,950	$2,942,296
Administrative Services Fee (Prior to May 1, 2015)	$421,764	$323,497	$281,731
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

5.                   The section entitled “Administrator” of the Funds’ SAI is deleted in its entirety.

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5

VOYA SERIES FUND, INC. (“REGISTRANT”)

Voya Capital Allocation Fund (the “Fund”)

Supplement dated May 15, 2015

To the Fund’s current Statement of Additional Information (“SAI”)

At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Funds’ SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Fund’s SAI is deleted.

2.	All references to the Fund’s “administrator” in the section entitled “Disclosure of the Fund’s Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Fund’s “Administrator” in the section entitled “Code of Ethics” of the Fund’s SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Fund’s SAI is deleted in its entirety and replaced with the following:

ADVISER

The investment adviser for the Fund is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of the Fund’s portfolio subject to delegation of certain responsibilities to another investment adviser (the “Sub-Adviser”). Voya Investment Management Co. LLC (“Voya IM”) serves as Sub-Adviser to the Fund. The Adviser and Voya IM are indirect, wholly-owned subsidiaries of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial, Inc. are located at 230 Park Avenue, New York, New York 10169. The Adviser’s principal executive offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

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The Adviser serves pursuant to an investment management agreement (“Investment Management Agreement”) between Voya Investments and the Company, on behalf of the Fund. The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Fund. Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) the Adviser has delegated certain management responsibilities to the Sub-Adviser for the Fund. The Adviser oversees the investment management of the Sub-Adviser.

The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to the Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews the Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

The Investment Management Agreement provides that the Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

After an initial term of two (2) years, the Investment Management Agreement and Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Voya Investments. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).

Approval of the Investment Management Agreement

For information regarding the basis of the Board’s 2014 approval of the investment advisory relationship for the Fund, please refer to the Fund’s unaudited semi-annual shareholder report dated November 30, 2014. For information regarding the basis for the Board’s approval of the amended and restated investment management agreement, please refer to the Fund’s annual shareholder report to be dated May 31, 2015.

Management Fees

The Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser.

At a meeting held on March 12, 2015, the Board approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

2

As compensation for its services, the Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”

Fund	Annual Management Fee Effective May 1, 2015
Capital Allocation	For assets held in Direct Investments
0.900% on first $500 million of the Fund’s average daily net assets;
0.875% on next $500 million of the Fund’s average daily net assets;
0.850% on next $500 million of the Fund’s average daily net assets;
0.825% on next $500 million of the Fund’s average daily net assets; and
0.800% of the Fund’s average daily net assets in excess of $2 billion.

Underlying Funds
0.18% of the Fund’s average daily net assets invested in Underlying Funds.

“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it is currently defined in Form N-1A.

“Direct Investments” shall mean assets which are not Underlying Funds.

Management Fee Waivers

The Adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Board.

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund which excludes interest, taxes, investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the normal course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I	Class O	Class W
Capital Allocation	1.15%	1.90%	1.90%	0.90%	1.15%	0.90%

3

The Fund may at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The Expense Limitation Agreement provides that the expense limitations shall continue until October 1, 2015. The expense limitations are contractual and, after the initial term, will renew automatically for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Board of Directors; or (ii) the Investment Management Agreement has been terminated. The Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon written notice to Voya Investments at its principal place of business within ninety (90) days of the end of the then-current term for the Fund. These obligations are subject to possible recoupment by the adviser within three years.

Total Management Fees Paid by the Fund

During the past three fiscal years, the Fund paid the following investment management fees to its Adviser or its affiliates.

	May 31
Fund	2014	2013	2012
Capital Allocation
Management Fee (Prior to May 1, 2015)	$325,948	$177,584	$167,481
Administrative Services Fee (Prior to May 1, 2015)	$156,129	$155,105	$167,481
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

5.	The section entitled “Administrator” of the Funds’ SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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